Cash and cash equivalent	12 Months Ended
Dec. 31, 2022
Cash and Cash Equivalent [Abstract]
Cash and cash equivalent

Note 4.A– Cash and cash equivalent

	December 31,
	2021	2022
Denominated in NIS	72,190	37,812
Denominated in USD	753,320	639,318
Denominated in GBP	23,651	2,643
Denominated in euro	3,289	4,176
Denominated in CHF	1,095	1,380
Other	81	33
	853,626	685,362

Note 4.B – Restricted deposits

The Group has a restricted deposits of $910- $850 for the lease of its offices and labs and $60 for credit cards. The deposits are not linked and bear an annual interest rate of 0.01%-3.8%. The Group expects to lease its offices and labs for a period of more than a year, thus the restricted deposit was classified as a non-current asset. The restricted deposit for the credit cards was classified as a current asset.

Note 4.C – Bank deposits

The Group has unrestricted bank deposits of $346,663 (2021: $501,969), which are presented under current assets. The deposits bear an annual and fixed interest rate of between 0.52%-5%.

The deposits period is between 3 months to 2 years. The remaining period for the deposits as of December 31, 2022, is less than 12 months.